Intangible Asset (Tables)	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	March 31, 2021	March 31, 2020
Software	$2,163	$2,183
Less-Accumulated Amortization	(1,880)	(1,693)
Total, net	$283	$490